Cash and bank balances - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Total cash and cash equivalents	€ 28,130	€ 91,897
Bank overdrafts	(280)	(148)
Net cash and cash equivalents per cash flow statement	€ 27,850	€ 91,749